Fair Values of Financial Instruments and Interest Rate Risk - Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Detail) - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance
Change in fair value:
Included in income from mortgage banking	2,073
Ending Balance	2,073
Mortgage Interest Rate Lock Commitments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance
Change in fair value:
Included in income from mortgage banking	2,073
Ending Balance	$ 2,073